SCHEDULE OF OWNERSHIP STRUCTURE (Details) - shares		Dec. 31, 2023	Dec. 31, 2022
Disclosure of voluntary change in accounting policy [line items]
Number of common shares		168,142,740	168,142,740
Ownership percentage		100.00%	100.00%
Jrep I logistics acquisition lp [member]
Disclosure of voluntary change in accounting policy [line items]
Number of common shares	[1]	149,378,010	149,378,010
Ownership percentage	[1]	88.80%	88.80%
Latam logistics investments llc [member]
Disclosure of voluntary change in accounting policy [line items]
Number of common shares		13,451,419	13,451,419
Ownership percentage		8.00%	8.00%
Latam logistic equity partners llc [member]
Disclosure of voluntary change in accounting policy [line items]
Number of common shares		5,313,311	5,313,311
Ownership percentage		3.20%	3.20%

[1]	JREP I Logistics Acquisition L.P. (“JREP I”) is the Group’s majority shareholder and controlling investor with 88.8% ownership. JREP GP LLC has exclusive management control over JREP I, which was engaged by Jaguar Growth Asset Management LLC to have full control over JREP I. The ultimate Group’s capital partner is Jaguar Growth Partners LLC, a New York based private equity fund with ample experience in real estate developments throughout emerging markets.